UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Quarter Ended:  June 30, 2003

Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one.):  [ ] is a restatement.
     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Oak Hill Strategic Partners, L.P.
Address:  201 Main Street, Suite 2300
          Fort Worth, Texas  76102

Form 13F File Number:  28-6080

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information and contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Report Manager:

Name:     W.R. Cotham
Title:    Vice President of General Partner of General Partner
Phone:    817/390-8400

Signature, Place, and Date of Signing:

/s/ W. R. Cotham		    Fort Worth, Texas      August 13, 2003

Report Type (Check only one.):

[X]   13F HOLDINGS REPORT.

[ ]   13F NOTICE.

[ ]   13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   22

Form 13F Information Table Value Total:   $ 1,092,734 (thousands)


List of Other Included Managers:
NONE
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

FORM 13F INFORMATION TABLE
                     TITLE OF                 VALUE      SHARES/   SH/   PUT/   INVSTMNT   OTHR   VOTING AUTHORITY
NAME OF ISSUER        CLASS       CUSIP      (X$1000)    PRN AMT   PRN   CLL    DISCRETN   MGRS  SOLE  SHRD   NONE
HILLENBRAND
 INDUSTRIES, INC.      COM      431573104      48176      954926   SH           Sole            954926
BP AMOCO Plc           COM      055622104      61980     1475000   SH           Sole           1475000
EMC CORPORATION        COM      268648102      55989     5347530   SH           Sole           5347530
BOSTON SCIENTIFIC
 CORPORATION           COM      101137107      67210     1100000   SH           Sole           1100000
NIKE, INC.           CLASS
                     A COM      654106202     104306     1950000   SH           Sole           1950000
PACCAR                 COM      693718108      84061     1240751   SH           Sole           1240751
HOME DEPOT             COM      437076102      36432     1100000   SH           Sole           1100000
NEWS CORP LTD        SPONS
                     ADR
                     PREFERRED  652487802      10854      433297   SH           Sole            433297
SERVICE CORPORATION
 INTERNATIONAL         COM      817565104       2903      750000   SH           Sole            750000
GAP, INC.              COM      364760108      62682     3341250   SH           Sole           3341250
DELL COMPUTERS         COM      247025109     268049     8418627   SH           Sole           8418627
VALSPAR, INC.          COM      920355104      29720      703929   SH           Sole            703929
CINTAS CORPORATION     COM      172908105      44680     1261087   SH           Sole           1261087
INTEL CORPORATION      COM      458140100      83169     3996595   SH           Sole           3996595
TELLABS, INC.          COM      879664100       9287     1415776   SH           Sole           1415776
WELLS FARGO & CO.      COM      949740104      10332      205000   SH           Sole            205000
AOL TIME WARNER        COM      00184A105      44434     2761579   SH           Sole           2761579
Q WEST COMMUNICATIONS
 INTL, INC.            COM      749121109       5396     1128860   SH           Sole           1128860
AT&T WIRELESS          COM      00209A106       7349      895118   SH           Sole            895118
   SERVICES, INC.
MCDATA CORPORATION     COM      580031201       2883      196824   SH           Sole            196824
NESTLE SA              COM       *4616696      20628       99700   SH           Sole             99700
WASHINGTON MUTUAL      COM      939322103      32214      780000   SH           Sole            780000


*SEDOL number
